UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                ------------------------

Check here if Amendment [ ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [  ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Prentice Capital Management, LP
           --------------------------------------------------
Address:   623 Fifth Avenue, 32nd Floor
           --------------------------------------------------
           New York, New York  10022
           --------------------------------------------------

Form 13F File Number:     028-11708
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Weiss
           --------------------------------------------------
Title:     Chief Financial Officer
           --------------------------------------------------
Phone:     212-756-8045
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Michael Weiss          New York, New York                 //06
       ------------------------   ------------------------------  ----------


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        50
                                               -------------

Form 13F Information Table Value Total:        739,332
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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

NAME OF                             TITLE                    VALUE    SHRS OR   SH/ PUT/ INVESTMENT OTHER
ISSUER                             OF CLASS        CUSIP    X $1000)  PRN AMT   PRN CALL DISCRETION MANAGERS   SOLE     SHARED NONE
-----------------------------  ---------------- ---------- --------- -------------- ---- ---------- -------- ---------- ------ ----

99 CENTS ONLY STORES            COM             65440K106   3,143      231,800  SH         SOLE                231,800
BEBE STORES INC                 COM             075571109     921       50,000  SH         SOLE                 50,000
BED BATH AND BEYOND INC         COM             075896100     960       25,000  SH         SOLE                 25,000
BJ'S WHOLESALE CLUB INC         COM             05548JI06   1,576       50,000  SH         SOLE                 50,000
BJ'S WHOLESALE CLUB INC         COM             05548JI06     270        1,000  SH  CALL   SOLE                  1,000
BLOCKBUSTER INC                 CL A            093679108  36,493    9,192,165  SH         SOLE              9,192,165
BLOCKBUSTER INC                 CL B            093679207  14,597    4,077,410  SH         SOLE              4,077,410
BUCA INC                        COM             117769109   9,245    1,823,466  SH         SOLE              1,823,466
CACHE INC                       COM NEW         127150308   3,210      175,000  SH         SOLE                175,000
CBRL GROUP INC                  COM             12489V106  30,033      683,968  SH         SOLE                638,968
CBRL GROUP INC                  COM             12489V106     451        2,909  SH  CALL   SOLE                  2,909
COCA COLA CO                    COM             191216100  72,142    1,713,183  SH         SOLE              1,713,183
COCA COLA ENTERPRISES INC       COM             191219104     203       10,000  SH         SOLE                 10,000
COCA COLA ENTERPRISES INC       COM             191219104     218        2,292  SH  CALL   SOLE                  2,292
ENDEAVOR ACQUISITION CORP       UNIT            292577202   8,900    1,000,000  SH         SOLE              1,000,000
FAMILY DLR STORES INC           COM             307000109   4,655      175,000  SH         SOLE                175,000
GAIAM INC                       CL A            36268Q103   4,922      305,497  SH         SOLE                305,497
GAP INC                         COM             364760108     467       25,000  SH         SOLE                 25,000
GREAT ATLANTIC & PAC TEA INC    COM             390064103 132,040    3,780,134  SH         SOLE              3,780,134
HEINZ HJ CO                     COM             423074103  56,880    1,500,000  SH         SOLE              1,500,000
HERSHEY FOODS CORP              COM             427866108   7,389      141,469  SH         SOLE                141,469
ICONIX BRAND GROUP              COM             451055107   1,455      100,000  SH         SOLE                100,000
INTRAWEST CORP                  COM NEW         460915200  65,437    1,913,928  SH         SOLE              1,913,928
KOHL'S CORP                     COM             500255104   2,120       40,000  SH         SOLE                 40,000
LEAPFROG ENTERPRISES INC        CL A            52186N106  31,848    2,998,870  SH         SOLE              2,998,870
MCDONALDS CORP                  COM             580135101   6,755      196,600  SH         SOLE                196,600
MOVIE GALLERY INC               COM             624581104   8,234    2,726,576  SH         SOLE              2,726,576
MULTIMEDIA GAMES INC            COM             625453105  27,409    1,841,969  SH         SOLE              1,841,969
OUTBACK STEAKHOUSE INC          COM             689899102     286        2,198  SH  CALL   SOLE                  2,198
PATHMARK STORES INC             COM             70322A101  10,925    1,044,414  SH         SOLE              1,044,414
PAYLESS SHOESSOURCE INC         COM             704379106   1,373       60,000  SH         SOLE                 60,000
PEP BOYS MANNY MOE & JACK       COM             713278109  12,569      831,848  SH         SOLE                831,848
PETCO ANIMAL SUPPLIES INC       COM NEW         716016209   2,357      100,000  SH         SOLE                100,000
PETSMART INC                    COM             716768106   1,674       59,500  SH         SOLE                 59,500
PIER I IMPORTS INC              COM             720279108  12,132    1,045,000  SH         SOLE              1,045,000
PROCTER & GAMBLE CO             COM             742718109   2,524       43,800  SH         SOLE                 43,800
RENT-A-CENTER INC               COM             76009N100   1,278       50,000  SH         SOLE                 50,000
RITE AID CORP                   COM             767754104   2,400      600,000  SH         SOLE                600,000
SAKS INC                        COM             79377W108   7,212      373,700  SH         SOLE                373,700
SEARS HOLDING CORP              COM             812350106     659        5,000  SH         SOLE                  5,000
SHARPER IMAGE CORP              COM             820013100   1,793      140,000  SH         SOLE                140,000
                                SPONSORED
SKILLSOFT PLC                   ADR             830928107  34,532    6,589,991  SH         SOLE              6,589,991
                                UNIT SER
SPDR TR                         1               78462F103     210        2,000  SH   PUT   SOLE                  2,000
ST JOE COMPANY                  COM             790148100  23,565      375,000  SH         SOLE                375,000
TEMPUR-PEDIC INTL               COM             88023U101   9,562      675,780  SH         SOLE                675,780
TRANS WORLD ENTMT CORP          COM             89336Q100   4,965      891,390  SH         SOLE                891,390
TWEETER HOME ENTMT GROUP INC    COM             901167106  15,952    2,034,650  SH         SOLE              2,034,650
UNITED RETAIL GROUP INC         COM             911380103     468       25,000  SH         SOLE                 25,000
WENDYS INTL INC                 COM             950590109  37,922      611,049  SH         SOLE                611,049
WET SEAL INC                    CL A            961840105  23,001    3,458,809  SH         SOLE              3,458,809


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